Prepayment for Land Use Right - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payments to Acquire Property, Plant, and Equipment [Abstract]
Prepayment for land use right	$ 0	$ 168,244